Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Future minimum contractual obligations
Amounts in thousands of U.S. Dollars
December 31, 2014	$ 50,091
December 31, 2015	3,754
December 31, 2016	1,926
Total	$ 55,771